CONTRACT BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 2,290	$ 2,132
Change in contract assets	158
Deferred revenue - current	11,770	9,862
Change in deferred revenue - current	1,908
Deferred revenue - noncurrent	7,222	7,863
Change in deferred revenue - noncurrent	(641)
Deferred revenue recognized in revenue	$ 9,989	$ 8,813